UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Sun Valley Gold LLC

Address: 620 Sun Valley Road
         P.O. Box 2759
         Sun Valley, Idaho  83353

13F File Number: 028-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter F. Palmedo
Title:  Managing Member, Sun Valley Gold LLC
Phone:  208-726-2327


Signature, Place and Date of Signing:


   /s/ Peter F. Palmedo         Sun Valley, Idaho            February 14, 2011
--------------------------     --------------------         ------------------
       [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              22

Form 13F Information Table Value Total:              317,148
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         NONE

                                                      FORM 13F INFORMATION TABLE
                                                          December 31, 2010


COLUMN 1                COLUMN  2       COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7         COLUMN 8

                                                     VALUE   SHRS OR   SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS  CUSIP       (X$1000) PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE       SHARED  NONE
AURIZON MINES LTD       COM             05155P106   13,900   1,904,225 SH          SOLE      NONE     1,904,225
BARRICK GOLD CORP       COM             067901108   51,595     970,187 SH          SOLE      NONE       970,187
ELDORADO GOLD CORP NEW  COM             284902103    5,009     270,000 SH          SOLE      NONE       270,000
EXETER RES CORP         COM             301835104   12,832   2,064,017 SH          SOLE      NONE     2,064,017
GAMMON GOLD INC         COM             36467T106   21,798   2,661,479 SH          SOLE      NONE     2,661,479
GOLDCORP INC NEW        COM             380956409    2,897      63,000 SH          SOLE      NONE        63,000
GOLDEN MINERALS CO      COM             381119106    4,325     162,000 SH          SOLE      NONE       162,000
IAMGOLD CORP            COM             450913108    3,871     217,472 SH          SOLE      NONE       217,472
JAGUAR MNG INC          COM             47009M103   30,549   4,291,096 SH          SOLE      NONE     4,291,096
KIMBER RES INC          COM             49435N101    3,471   2,490,199 SH          SOLE      NONE     2,490,199
KINROSS GOLD CORP       COM NO PAR      496902404    2,865     151,130 SH          SOLE      NONE       151,130
KOBEX MINERALS INC      COM             49989C105      225     238,285 SH          SOLE      NONE       238,285
MAG SILVER CORP         COM             55903Q104   18,750   1,509,206 SH          SOLE      NONE     1,509,206
MARKET VECTORS ETF TR   GOLD MINER ETF  57060U100    4,505      73,282 SH          SOLE      NONE        73,282
MARKET VECTORS ETF TR   GOLD MINER ETF  57060U100   11,967       3,000    CALL     SOLE      NONE         3,000
MIDWAY GOLD CORP        COM             598153104      366     445,429 SH          SOLE      NONE       445,429
MINEFINDERS LTD         COM             602900102   12,615   1,152,066 SH          SOLE      NONE     1,152,066
NEWMONT MINING CORP     COM             651639106      824      13,416 SH          SOLE      NONE        13,416
RANDGOLD RES LTD        ADR             752344309   35,320     429,000 SH          SOLE      NONE       429,000
RUBICON MINERALS CORP   COM             780911103    3,753     659,025 SH          SOLE      NONE       659,025
SPDR GOLD TRUST         GOLD SHS        78463V107   70,518     508,350 SH          SOLE      NONE       508,350
VISTA GOLD CORP         COM NEW         927926303    5,196   2,173,913 SH          SOLE      NONE     2,173,913


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